UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-8727

SUNAMERICA SENIOR FLOATING RATE FUND, INC.

(Exact name of registrant as specified in charter)

Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
(Address of principal executive offices) (Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management Corp.

Harborside Financial Center,

3200 Plaza 5

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: December 31

Date of reporting period: September 30, 2009

Item 1. Schedule of Investments.

SunAmerica Senior Floating Rate Fund, Inc.

PORTFOLIO OF INVESTMENTS—September 30, 2009 — (unaudited)

Industry Description		Ratings (1)		Interest Rate	Maturity Date (2)	Principal Amount/ Shares	Market Value (Note 1)
	Type	Moody’s	S&P
LOANS (3) (4)-97.1%
Aerospace & Defense-0.3%

Wesco International, Inc.	2nd Lien	Caa1	B-	6.00%	03/29/14	$800,000	$628,000

Airlines-1.8%

Continental Airlines, Inc.	BTL-A1	Ba3	B	3.72	06/03/11	285,714	260,286
Continental Airlines, Inc.	BTL-A2	Ba3	B	3.74	06/01/11	714,286	650,714
Delta Air Lines, Inc.	2nd Lien	B2	BB-	3.50	04/30/14	977,500	819,471
United Airlines, Inc.	Tranche B	B3	B+	2.25	02/02/14	1,394,444	1,042,347
US Airways Group, Inc.	BTL	B3	B+	2.75	03/21/14	1,460,000	969,075

							3,741,893

Auto Components-2.7%

Allison Transmission, Inc.	BTL-B	B2	B	3.00	08/07/14	943,334	826,989
Federal Mogul Corp.	BTL-B	Ba3	B+	2.22	12/27/15	1,655,405	1,271,902
Federal Mogul Corp.	BTL-C	Ba3	B+	2.22	12/27/15	844,595	648,929
FleetPride Corp.	BTL-B	Ba3	BB-	2.75-3.60	06/06/13	226,563	178,417
United Components, Inc.	Tranche D	B1	B+	2.72	06/30/12	416,465	386,271
Veyance Technologies, Inc.	1st Lien	Ba3	B+	2.50	07/31/14	2,572,500	1,970,376
Veyance Technologies, Inc.	Delayed Draw	Ba3	NR	2.50	07/31/14	368,437	282,200

							5,565,084

Automobiles-1.3%

Ford Motor Co.	BTL-B	B1	CCC+	3.51	12/16/13	3,000,000	2,674,820

Building Products-2.2%

Brand Services, Inc.	BTL	NR	B	2.31-2.38	02/07/14	1,950,000	1,774,500
Brand Services, Inc.	BTL-B2	NR	B	3.56-3.69	02/07/14	980,000	917,525
Building Materials Holding Corp.	Junior 2nd Lien	Caa2	NR	6.06	09/15/14	714,286	625,000
Building Materials Holding Corp.	BTL	B3	B+	3.00	02/22/14	972,841	891,771
North Las Vegas(7)	1st Lien	NR	B+	6.25	05/09/11	223,578	76,016
North Las Vegas(7)	2nd Lien	NR	B+	12.50	05/09/12	252,272	18,605
PGT Industries, Inc.	BTL-A2	NR	NR	7.25	02/14/12	300,000	223,500

							4,526,917

Capital Markets-1.4%

Nuveen Investments, Inc.	BTL-B	B3	B	3.50	11/13/14	1,000,000	868,500
Tensar Earth Technologies, Inc.	BTL-B	B3	CCC+	3.99	10/31/12	833,988	617,151
TPF Generation Holdings LLC	2nd Lien	B3	B+	4.50-4.53	12/15/14	1,500,000	1,298,750

							2,784,401

Chemicals-5.8%

AZ Chemicals, Inc.	1st Lien	B1	BB-	2.49	02/28/13	926,755	878,100
Brenntag AG	BTL	NR	B+	2.25-2.99	01/17/14	47,975	45,936
Brenntag AG	BTL-B2	NR	B+	2.25	01/18/14	196,487	188,136
Cognis GmbH	BTL-C	B2	B-	2.30	09/15/13	1,000,000	890,000
Cristal Inorganic Chemicals US, Inc.	1st Lien	B1	B	2.53	05/15/14	892,507	716,237
Georgia Gulf Corp.	BTL-B	B2	B+	8.75-10.00	10/03/13	493,487	489,015
Hexion Specialty Chemicals, Inc.	BTL-C1	B1	CCC+	2.88	05/05/13	796,892	667,682
Hexion Specialty Chemicals, Inc.	BTL-C2	B1	CCC+	2.56	05/05/13	172,662	144,666
Huntsman International LLC	BTL-B	Ba2	B+	2.00	04/21/14	2,848,978	2,638,509
Huntsman International LLC	BTL-C	Ba2	B+	2.50	06/23/16	310,000	288,591
Ineos US Finance LLC	BTL-B	Caa1	B-	7.50	12/16/13	678,677	574,614
Ineos US Finance LLC	BTL-C	Caa1	B-	8.00	12/16/14	678,491	574,456
LyondellBasell Industries(5)	Roll-up TL	NR	NR	5.80	12/15/09	560,872	547,434
LyondellBasell Industries(5)	Dutch TL-A	NR	NR	3.75	12/20/13	57,939	37,660
LyondellBasell Industries(5)	Dutch Revolver	NR	NR	3.75	12/20/13	25,265	16,422
LyondellBasell Industries(5)	GRM TL-B1	NR	NR	4.00	12/22/14	72,533	47,147
LyondellBasell Industries(5)	GRM TL-B2	NR	NR	4.00	12/22/14	72,533	47,147
LyondellBasell Industries(5)	GRM TL-B3	NR	NR	4.00	12/22/14	72,533	47,147
LyondellBasell Industries(5)	BTL-A	NR	NR	3.75	12/20/13	180,513	117,333
LyondellBasell Industries(5)	BTL-B1	NR	NR	7.00	12/22/14	314,742	206,746
LyondellBasell Industries(5)	BTL-B2	NR	NR	7.00	12/22/14	314,742	206,746
LyondellBasell Industries(5)	BTL-B3	NR	NR	7.00	12/22/14	314,742	206,746
LyondellBasell Industries(5)	Revolver	NR	NR	3.75	12/20/13	94,743	61,583
LyondellBasell Industries(5)(8)	DIP	NR	NR	13.00	12/15/09	374,526	391,286
Momentive Performance	BTL-B1	B1	CCC-	2.56	12/04/13	1,000,000	870,000
Solutia, Inc.	BTL	B1	B	7.25	02/28/14	997,462	1,009,752

							11,909,091

Commercial Services & Supplies-2.0%

Audio Visual Services Group, Inc.	2nd Lien	NR	NR	6.79	02/28/14	1,058,669	112,925
Entegra Power Group LLC	2nd Lien	B3	B+	2.78	03/30/14	444,500	381,826
Key Safety Systems, Inc.	1st Lien	NR	NR	2.53-4.50	03/08/14	1,462,500	898,828
Ozburn-Hessey Holding Co. LLC	BTL	B1	B	3.53-3.74	08/01/12	500,026	470,024
Protection One, Inc.	BTL	Ba2	BB-	2.50	03/31/12	450,140	432,134
ValleyCrest Cos.	1st Lien	NR	NR	2.33	10/08/13	957,584	835,492
World Color (USA), Corp.	BTL	Ba3	B+	9.00	06/30/12	1,000,000	1,000,613

							4,131,842

Communications Equipment-1.8%

Aeroflex, Inc.	BTL-B1	Ba3	BB-	3.50-3.75	08/15/14	1,990,569	1,841,276
Sorenson Communications, Inc.	Tranche C	NR	NR	2.75	08/16/13	1,918,913	1,827,285

							3,668,561

Containers & Packaging-1.4%

Berry Plastics Corp.	BTL-C	B1	B+	2.30	04/03/15	997,442	884,814
Consolidated Container Co.	2nd Lien	NR	CCC	6.00	09/28/14	1,250,000	1,020,313
Graham Packaging Co. LP	BTL-B	B1	B+	2.50-2.56	10/07/11	84,818	83,095
Graham Packaging Co. LP	BTL-C	B1	B+	6.75	04/05/14	848,838	850,827

							2,839,049

Diversified Consumer Services-0.5%

Vertrue, Inc.	BTL	Ba3	B	3.60	08/18/14	1,250,000	1,012,500

Diversified Financial Services-2.8%

Bridge Information Systems, Inc. † @ # (5)(6)	BTL-B	NR	NR	6.25	05/29/05	397,353	0
BRSP LLC	BTL	B2	NR	7.50	06/17/14	1,000,000	947,500
Kraton Polymers LLC	BTL-B	B1	B	2.63	05/12/13	369,460	331,129
LPL Holdings, Inc.	Tranche D	Ba3	B+	2.00-2.03	06/28/13	1,959,799	1,860,584
National Processing Co. LLC	1st Lien	B2	B	3.26-5.25	09/29/12	1,217,112	1,098,444
National Processing Co. LLC	2nd Lien	Caa2	CCC	7.08	09/29/14	500,000	395,834
Pinnacle Foods Group, Inc.	BTL-B	B2	B	3.01	03/30/14	977,500	922,923
Wembley, Inc.(5)(7)	1st Lien	NR	B+	4.75	08/23/12	244,571	145,520
Wembley, Inc.(5)(7)	2nd Lien	NR	B-	6.50	08/23/12	250,000	16,875

							5,718,809

Diversified Telecommunication Services-0.5%

West Corp.	BTL-B2	B1	BB-	2.62	10/24/13	997,442	944,898

Electric Utilities-0.7%

KGen Power Corp.	LOC	B1	BB	2.06	01/31/14	375,000	348,750
KGen Power Corp.	BTL	B1	BB	2.00	01/31/14	607,813	565,266
La Paloma Generating Co.	Delayed Draw	B2	B-	2.33	08/16/12	14,504	12,619
La Paloma Generating Co.	LOC	B2	B-	2.00	08/16/12	32,787	28,525
La Paloma Generating Co.	1st Lien	B2	B-	2.03	08/16/12	182,118	158,443
La Paloma Generating Co.	2nd Lien	B3	CCC-	3.78	08/16/13	250,000	183,438
Mach Gen LLC	LOC	Ba3	BB-	2.60	02/22/13	88,760	82,843

							1,379,884

Electrical Equipment-0.7%

Generac Power Systems, Inc.	2nd Lien	NR	NR	6.26	05/10/14	1,000,000	777,500
NSG Holdings II LLC	LOC	Ba2	BB	1.80	06/15/14	102,041	96,939
NSG Holdings II LLC	BTL	Ba2	BB	1.80	06/15/14	608,499	578,074

							1,452,513

Electronic Equipment, Instruments & Components-0.2%

X-Rite, Inc.	1st Lien	B2	B+	7.25-8.00	10/24/12	596,966	507,421

Energy Equipment & Services-1.1%

Big West Oil LLC(5)	Delayed Draw	NR	D	4.50	05/15/14	1,092,342	1,024,070
Big West Oil LLC(5)	BTL-B	Caa3	NR	4.50	05/15/14	868,908	814,601
Helix Energy Solutions Group, Inc.	BTL-B	Ba2	BB	2.25-2.51	07/01/13	498,022	476,607

							2,315,278

Food & Staples Retailing-3.3%

Best Brands Corp.	BTL-C	Ca	CCC	18.00	06/30/13	1,671,666	1,295,541
JRD Holdings, Inc.	BTL	NR	NR	2.49	07/02/14	968,750	936,660
Rite Aid Corp.	BTL-B2	B3	B+	2.01	06/04/14	1,000,000	954,500
Smart & Final, Inc.	Delayed Draw	NR	B	3.25-3.50	05/21/14	402,010	368,844
Smart & Final, Inc.	1st Lien	B3	B	3.25-3.37	05/21/14	575,415	527,943
Smart & Final, Inc.	2nd Lien	Caa2	CCC	8.10	11/30/14	1,020,694	842,072
The Pantry, Inc.	BTL	B1	BB	1.75	05/15/14	1,442,510	1,358,664
The Pantry, Inc.	Delayed Draw	B1	BB	1.75	05/15/14	415,308	391,168

							6,675,392

Food Products-0.5%

Birds Eye Foods, Inc.	BTL	NR	B+	2.04	03/22/13	841,667	810,104
Fresh Start Bakeries, Inc.	2nd Lien	NR	NR	6.00	03/29/14	250,000	210,000

							1,020,104

Gas Utilities-0.0%

Targa Resources, Inc.	LOC	Ba3	BB-	2.60	10/31/12	16,129	15,867
Targa Resources, Inc.	BTL-B	Ba3	BB-	2.25	10/31/12	21,065	20,722

							36,589

Health Care Equipment & Supplies-2.0%

AMR/EmCare Holdings	BTL	B2	B+	2.25	02/15/12	572,255	551,510
Gambro AB	BTL-B	NR	NR	2.93	06/05/14	430,973	383,027
Gambro AB	BTL-C	NR	NR	3.43	06/05/15	430,973	383,027
Hologic, Inc.	BTL-B	Baa3	BB+	3.50	03/31/13	246,350	238,960
PTS Pharmaceuticals	BTL-B	NR	BB-	2.50	04/10/14	1,955,000	1,727,243
Spectrum Labs	BTL-B	NR	NR	8.50	12/23/11	787,080	747,726

							4,031,493

Health Care Providers & Services-1.8%

Community Health Systems, Inc.	Delayed Draw	Ba3	BB	2.50	07/15/14	97,078	91,424
Community Health Systems, Inc.	BTL	Ba3	BB	2.50-2.62	07/15/14	1,902,922	1,792,076
Health Management Associates, Inc.	BTL-B	B1	BB-	2.03	02/28/14	1,771,944	1,668,506
Team Health, Inc.	BTL-B	B1	BB-	2.29-2.41	11/18/12	240,625	229,195

							3,781,201

Hotels, Restaurants & Leisure-6.8%

24 Hour Fitness Worldwide, Inc.	BTL-B	Ba3	B+	2.75-3.08	06/08/12	1,930,000	1,775,600
CCM Merger, Inc.	BTL-B	B3	BB-	8.50	07/13/12	431,082	405,217
Fairmont Hotels and Resorts	BTL-B	NR	NR	3.75	05/11/11	362,353	293,506
New World Gaming Partners, Ltd.	Delayed Draw	B3	CCC-	3.10	09/30/14	497,500	402,975
New World Gaming Partners, Ltd.	1st Lien	B3	CCC-	3.10	09/30/14	2,456,250	1,989,563
Golden Nugget, Inc.	1st Lien	Caa3	CC	2.25	06/30/14	1,269,545	834,726
Golden Nugget, Inc.	Delayed Draw	Caa3	CC	2.25-2.31	06/30/14	722,727	475,193
Green Valley Ranch Gaming LLC	2nd Lien	Ca	BB-	3.55	08/16/14	1,000,000	275,000
Isle of Capri Casinos, Inc.	BTL	B1	B+	2.03	07/26/14	1,103,209	1,038,568
Isle of Capri Casinos, Inc.	Delayed Draw A	B1	B+	2.00	07/26/14	332,662	313,170
Isle of Capri Casinos, Inc.	Delayed Draw B	B1	B+	2.00	07/26/14	441,284	415,427
Las Vegas Sands, Inc.	BTL	B3	B-	2.04	05/23/14	2,932,500	2,458,535
NPC International, Inc.	BTL	Ba3	B+	2.00-2.31	09/29/13	1,474,594	1,382,432
Quizno’s LLC	1st Lien	NR	NR	2.56	05/05/13	2,168,333	1,621,733
Travelport, Inc.	BTL-B	Ba2	B	2.75	08/23/13	262,248	245,295

							13,926,940

Household Products-2.0%

American Achievement Corp.	BTL-B	B1	B+	6.25-6.50	03/25/11	295,182	256,809
Huish Detergents, Inc.	1st Lien	Ba2	BB	2.00	04/25/14	1,955,000	1,880,059
KIK Custom Products	CND TL	B3	CCC+	2.50	05/23/14	356,167	275,436
KIK Custom Products	BTL	B3	CCC+	2.50	05/23/14	2,077,640	1,606,708

							4,019,012

Industrial Conglomerates-1.7%

Dresser, Inc.	2nd Lien	B3	B-	5.99	05/04/15	1,000,000	871,250
Harland Clarke Holdings Corp.	BTL-B	B1	B+	2.75-2.78	04/04/14	2,000,000	1,695,000
Sequa Corp.	BTL-B	B2	B-	3.85	12/03/14	1,000,000	871,250

							3,437,500

Industrial Power Producers & Energy Traders-1.6%

Calpine Corp.	BTL	B2	B+	3.17	03/29/14	3,478,510	3,179,793

Insurance-2.9%

Alliant Holdings, Inc.	BTL-B	B2	B	3.28	11/01/14	980,000	922,425
Amwins Group, Inc.	1st Lien	B2	B-	2.79-2.88	06/08/13	1,955,000	1,500,463
Hub International Holdings, Inc.	BTL	B2	B+	2.75	06/13/14	2,395,833	2,180,208
Hub International Holdings, Inc.	Delayed Draw	B2	B+	2.75	06/13/14	538,520	490,053
USI Holdings Corp.	BTL-B	B2	B	3.04	05/04/14	979,950	891,754

							5,984,903

Internet & Catalog Retail-0.4%

Affinity Group, Inc.	BTL	B1	CC	12.75	03/31/10	836,988	715,624
Affinity Group, Inc.	BTL-A	B1	CC	12.75	03/31/10	182,064	155,664

							871,288

IT Services-4.5%

First Data Corp.	BTL-B1	B1	B+	3.00-3.04	09/24/14	1,965,025	1,699,200
First Data Corp.	BTL-B2	B1	B+	3.03-3.04	09/24/14	497,462	429,539
First Data Corp.	BTL-B3	B1	B+	3.03-3.04	09/24/14	980,000	845,512
iPayment, Inc.	BTL-B	B1	B-	2.25-2.28	05/10/13	1,744,966	1,471,588
Sabre Holdings Corp.	BTL-B	B1	B	2.50-2.74	09/30/14	1,443,615	1,276,310
Sungard Data Systems, Inc.	BTL-A	Ba3	BB	2.00	02/28/14	34,018	32,062
Sungard Data Systems, Inc.	BTL-B	NR	BB	3.95-4.09	02/28/16	960,867	936,245
TransFirst Holdings, Inc.	BTL-B	B2	B	3.04	06/15/14	2,937,400	2,592,255

							9,282,711

Machinery-1.8%

Accuride Corp.(7)(10)	BTL-B	Caa2	CC	10.00	01/31/12	1,071,364	1,041,901
Gleason Corp.	BTL-B	NR	NR	2.00-2.31	06/30/13	974,912	945,665
Manitowoc Co., Inc.	BTL-B	B1	BB	7.50	11/07/14	992,500	951,559
NACCO Materials Handling Group, Inc.	BTL	NR	NR	2.25-3.41	03/22/13	972,362	683,084

							3,622,209

Marine-1.1%

Dockwise Transport BV	BTL-B	NR	NR	2.28	04/01/15	229,538	214,044
Dockwise Transport BV	BTL-B2	NR	NR	2.28	04/01/15	469,635	437,935
Dockwise Transport BV	BTL-C	NR	NR	3.16	04/01/16	192,401	179,414
Dockwise Transport BV	BTL-C2	NR	NR	3.16	04/01/16	469,635	437,935
Dockwise Transport BV	BTL-D	NR	NR	4.78	07/12/16	500,000	334,167
Dockwise Transport BV	BTL-D2	NR	NR	4.78	07/12/16	1,000,000	668,333

							2,271,828

Media-20.0%

Advanstar Communications, Inc.(5)(7)	1st Lien	Caa1	CCC	2.53	05/31/14	1,957,450	1,365,321
Advanstar Communications, Inc.(5)(7)	2nd Lien	Ca	CC	5.60	11/30/14	1,000,000	105,000
Caribe Information Investment, Inc.	BTL-B	B2	B	2.50	03/31/13	1,681,364	1,076,073
Century - TCI California LP†@#(6)	Revolver	NR	NR	6.50	12/31/07	10,000	9,900
Cequel Communications LLC	BTL	NR	NR	2.24-4.25	11/05/13	1,908,841	1,804,937
Charter Communications Operating LLC(5)	BTL	NR	B+	6.25	03/06/14	3,982,298	3,813,878
Cinram International, Inc.	BTL-B	B2	B	2.25-2.48	05/05/11	879,118	672,525
Citadel Broadcasting Co.	BTL-B	Caa3	CCC-	2.04-2.33	06/12/14	6,000,000	3,927,000
CSC Holdings, Inc.	BTL-B	Baa3	BBB-	2.05-2.19	03/30/13	994,845	957,072
Cumulus Media, Inc.	BTL	Caa1	B	4.24	06/07/14	1,722,784	1,313,623
Fender Musical Instruments Corp.	Delayed Draw	B2	B+	2.52	06/06/14	330,000	272,250
Fender Musical Instruments Corp.	BTL-B	B2	B+	2.54	06/06/14	651,667	537,625
Formula One Holdings	BTL-B1	NR	NR	2.50	12/31/13	1,120,285	1,009,937
Formula One Holdings	BTL-B2	NR	NR	2.50	12/31/13	756,721	682,184
Formula One Holdings	BTL-D2	NR	NR	3.75	06/30/14	1,500,000	1,200,750
GateHouse Media Operating, Inc.	Delayed Draw	Ca	CCC	2.25	08/28/14	815,217	260,870
GateHouse Media Operating, Inc.	BTL-B	Ca	CCC	2.25	08/28/14	3,184,783	1,019,130
GateHouse Media Operating, Inc.	BTL-C	Ca	CCC	2.50	08/28/14	1,000,000	320,000
Gray Television, Inc.	BTL-B	Caa1	CCC	3.76	12/31/14	858,193	708,009
Hicks Sports Group(7)	BTL-B	NR	NR	6.75	12/22/10	3,000,000	2,520,000
HIT Entertainment, Ltd.	BTL	NR	B+	2.73	02/26/13	896,357	775,349
HIT Entertainment, Ltd.	2nd Lien	Caa2	CCC	5.98	02/05/13	1,000,000	517,500
Idearc, Inc.†(5)(7)	BTL-B	NR	D	6.25	11/17/14	1,902,719	815,526
Local Insight Regatta Holdings, Inc.	BTL	B2	B+	6.25	04/23/15	721,315	564,429
Media Communiations LLC	BTL-D	Ba3	BB-	5.50	11/03/13	965,000	900,666
Metro-Goldwyn-Mayer Studios, Inc.(7)(9)	BTL-B	NR	NR	5.50	04/08/12	2,895,000	1,651,598
Mission Broadcasting, Inc.	BTL-B	B1	B	2.03	10/01/12	1,167,549	1,018,687
NEP, Inc.	BTL-B	NR	NR	2.53	02/16/14	974,985	901,861
Nexstar Broadcasting, Inc.	BTL-B	NR	B+	2.24	10/01/12	1,104,000	963,240
NextMedia Operating, Inc.(7)	2nd Lien	Ca	CC	9.25	11/15/13	506,366	135,453
Nielsen Finance LLC	BTL	Ba3	B+	2.25	07/01/13	1,315,831	1,233,318
Spanish Broadcasting Systems, Inc.	1st Lien	Caa3	CCC+	2.04	06/01/12	955,000	692,375
Thomas Nelson Publishers	BTL-B	NR	NR	7.75-8.75	06/12/12	393,809	273,697
Tribune Co.†(5)(7)	BTL-B	NR	NR	6.50	05/01/14	3,925,075	1,898,755
Univision Communications, Inc.	BTL-B	B2	B-	2.53	09/29/14	4,000,000	3,397,500
WideOpenWest Finance LLC	BTL	B1	B-	2.75-2.76	06/18/14	995,000	928,252
Yell Group, Ltd.	BTL-B	NR	NR	3.28	10/27/12	1,000,000	786,429

							41,030,719

Metals & Mining-0.6%

Aleris International, Inc.(5)(8)	DIP	NR	BB-	13.00	02/13/10	92,655	93,408
Aleris International, Inc.(5)	BTL-C1	NR	BB-	4.25	12/19/13	175,543	121,563
Novelis, Inc.	BTL-B	Ba3	BB	2.25-2.29	07/06/14	746,486	686,501
Novelis, Inc.	BTL	Ba3	BB	2.25	07/06/14	253,514	233,142

							1,134,614

Multi Utilities-1.3%

Texas Competitive Electric Holdings Co. LLC	BTL-B1	B2	B+	3.75-3.78	10/29/14	1,989,848	1,579,939
Texas Competitive Electric Holdings Co. LLC	BTL-B2	B2	B+	3.75-3.78	10/29/14	1,488,608	1,182,327

							2,762,266

Multiline Retail-1.0%

Neiman Marcus Group, Inc.	BTL-B	B3	BB-	2.25-2.32	04/06/13	1,275,000	1,106,660
RGIS LLC	Delayed Draw	B1	B-	2.75	04/30/14	45,153	40,299
RGIS LLC	BTL-B	B1	B-	2.75-2.99	05/01/14	903,061	805,982

							1,952,941

Oil, Gas & Consumable Fuels-2.9%

Alon Krotz Springs	BTL-B	B1	NR	11.75-13.75	07/03/14	271,224	246,814
Alon USA, Inc. (Edgington Facility)	BTL	B1	BB	2.50	06/22/13	26,875	22,172
Alon USA, Inc. (Paramount Facility)	BTL	B1	BB	2.50	06/22/13	215,556	177,833
Antero Resources Corp.	2nd Lien	NR	NR	4.76	04/12/14	560,000	490,000
ATP Oil & Gas Corp.	BTL-B1	NR	NR	8.50	07/15/14	2,408,555	2,217,376
ATP Oil & Gas Corp.	BTL-B2	NR	NR	9.00	01/15/11	634,847	584,456
CDX Funding LLC†(5)(7)	2nd Lien	NR	NR	7.50	03/31/13	1,000,000	350,000
Coffeyville Resources LLC	LOC	B2	B	8.75	12/28/10	64,865	65,189
Coffeyville Resources LLC	BTL-B	B2	B	8.75	12/28/13	519,681	522,279
NE Energy, Inc.	2nd Lien	B3	CCC+	4.81	05/01/14	250,000	201,667
Venoco, Inc.	2nd Lien	B3	BB-	4.25	05/07/14	1,188,971	1,016,570

							5,894,356

Paper & Forest Products-0.1%

MMGS Packaging Acquisition	2nd Lien	NR	NR	5.79	03/08/15	500,000	200,000

Professional Services-0.4%

Bankruptcy Management Solutions, Inc.	2nd Lien	Caa1	B+	6.50	07/31/13	242,500	63,656
CHG Cos., Inc.	2nd Lien	NR	NR	6.25	01/08/14	1,000,000	845,000

							908,656

Real Estate Management & Development-0.8%

Realogy Corp.	CLTL	Caa1	CCC-	3.31	10/10/13	409,961	350,298
Realogy Corp.	BTL	Caa1	CCC-	3.25	10/10/13	1,522,711	1,301,102

							1,651,400

Road & Rail-3.3%

Cardinal Logistics Management, Inc.@ #	2nd Lien	NR	NR	6.74	03/23/14	1,000,000	100,000
Greatwide Logistics Services, Inc.†(5)(7)	2nd Lien	NR	B	9.31	06/19/14	1,000,000	150,000
Hertz Corp.	Tranche B	Ba1	BB-	2.00	12/21/12	340,281	321,504
Neff Corp.	2nd Lien	Ca	NR	3.74	10/31/14	500,000	102,500
NES Rentals Holdings	2nd Lien	Caa2	D	7.00	07/20/13	2,157,140	1,391,355
NES Tanks	2nd Lien	NR	NR	4.76	04/06/14	500,000	315,000
Rental Service Corp.	2nd Lien	Caa1	B-	3.91-4.08	11/30/13	2,295,841	2,033,973
Swift Transportation Co., Inc.	BTL-B	B3	B-	3.56	05/10/14	2,661,055	2,432,649

							6,846,981

Semiconductors & Semiconductor Equipment-1.2%

Freescale Semiconductor, Inc.	BTL-B	B2	B-	2.01	12/01/13	2,997,418	2,415,263

Software-2.2%

Aspect Software, Inc.	Tranche A-1	B1	BB-	3.31	07/01/11	321,034	293,479
Infor Global Solutions	Delayed Draw	NR	B+	4.00	07/28/12	332,571	305,134
Infor Global Solutions	BTL	NR	B+	4.00	04/18/11	637,429	584,841
IPC Systems, Inc.	2nd Lien	Caa2	CCC	5.53	05/31/15	1,000,000	630,000
Reynolds & Reynolds Co.	1st Lien	Ba2	BB	2.25	10/26/12	832,195	733,892
Reynolds & Reynolds Co.	2nd Lien	B3	B	5.75	10/26/13	250,000	196,875
Sensata Technologies BV	BTL-B	B3	B	2.25	04/30/13	1,944,724	1,671,247

							4,415,468

Specialty Retail-4.1%

David’s Bridal, Inc.	BTL	B2	B	2.25-2.28	01/31/14	1,942,835	1,816,551
Hillman Group, Inc.	BTL-B	Ba2	BB-	4.91	03/31/12	624,673	620,768
Michaels Stores, Inc.	BTL	B3	B	2.50-2.56	10/31/13	2,932,161	2,632,429
National Bedding Co.	1st Lien	NR	BB	2.25	02/28/13	1,406,982	1,275,664
National Bedding Co.	2nd Lien	NR	B	5.25	02/28/14	1,000,000	697,500
Petco Animal Supplies, Inc.	BTL-B	B1	B+	2.50-2.74	10/30/13	486,250	471,663
Simmons Co.(10)	BTL-C	B2	CC	10.50	12/19/11	816,772	806,563

							8,321,138

Transportation Infrastructure-0.5%

Central Parking Corp.	LOC	Ba2	B-	2.63	05/22/14	379,310	290,172
Central Parking Corp.	1st Lien	Ba2	B-	2.50	05/22/14	1,044,514	799,053

							1,089,225

Wireless Telecommunication Services-1.1%

Intelsat Zeus, Ltd.	BTL	B1	BB-	2.75	07/03/13	957,913	920,195
MetroPCS Wireless, inc.	BTL	Ba2	BB-	2.50-2.75	11/03/13	1,492,308	1,428,180

							2,348,375

Total Loans (cost $234,060,049)							198,913,326

CONVERTIBLE BONDS & NOTES-0.0%
Chemicals-0.0%
Wellman, Inc.
Bond
5.00% due 01/29/19@ #
(cost $951,591)						93,464	1,869

U.S. CORPORATE BONDS & NOTES-0.7%
Commercial Services & Supplies-0.3%
ACCO Brands Corp.
Senior Sec. Notes
10.63% due 03/15/15						640,000	668,800

Media-0.4%

QVC, Inc.
Senior Sec. Notes
7.50% due 10/01/19						875,000	876,094

Total U.S. Corporate Bonds & Notes (cost $1,502,187)							1,544,894

Total Long-Term Investment Securities (cost $236,513,827)							200,460,089

SHORT-TERM INVESTMENT SECURITIES-6.0%
Registered Investment Companies -5.8%
SSgA Money Market Fund						11,794,137	11,794,137

Time Deposit -0.2%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 10/01/09						396,000	396,000

Total Short-Term Investment Securities (cost $12,190,137)							12,190,137

REPURCHASE AGREEMENT -3.1%
Banc of America Securities Joint Repurchase Agreement (11) (cost $6,445,000)						6,445,000	6,445,000

TOTAL INVESTMENTS-106.9%
(cost $255,148,964) (12)							219,095,226
Liabilities in excess of other assets-(6.9)%							(14,207,297)

NET ASSETS-100.0%							$204,887,929

BTL	Bank Term Loan
CLTL	Credit Linked Term Loan
CND TL	Canadian Term Loan
DIP	Debtor in Possession
Dutch TL	Dutch Term Loan
GRM TL	German Term Loan
LOC	Letter of Credit
NR	Security is not rated.
STFA	Senior Term Facilities Agreement
†	Non-income producing security
@	Illiquid security. At September 30, 2009, the aggregate value of these securities was $111,769, representing 0.1% of net assets.
#	Fair valued security. Securities are classified as Level 3 based on securities valuation inputs; see Note 1.
(1)	Bank loans rated below Baa by Moody’s Investor Service, Inc. or BBB by Standard & Poor’s Group are considered below investment grade. Ratings provided are as of September 30, 2009.
(2)	Based on the stated maturity, the weighted average to maturity of the Loans held in the portfolio will be approximately 53 months. Loans in the Fund’s portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(3)	The Fund invests in Senior Loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior Loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.
(4)	All loans in the portfolio were purchased through assignment agreements unless otherwise indicated.
(5)	Company has filed for Chapter 11 bankruptcy protection.
(6)	Loan is in default and did not pay principal at maturity. Final outcome of Chapter 11 bankruptcy still to be determined.
(7)	Loan is in default.
(8)	Loan is subject to an unfunded loan commitment. See Note 5 for details.
(9)	Company entered into a forbearance agreement dated as of September 30, 2009 under which consenting lenders extended the date by which specified payments otherwise would be due and payable, including an interest payment due as of September 30, 2009, to a subsequent date, subject to certain conditions.
(10)	Subsequent to September 30, 2009, the company has filed for Chapter 11 bankruptcy protection.
(11)	See Note 3 for details of the Joint Repurchase Agreement.
(12)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2009 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
Long-Term Investment Securities:
Loans:
Aerospace & Defense	$—	$—	$628,000	$628,000
Airlines	—	2,772,818	969,075	3,741,893
Auto Components	—	5,000,396	564,688	5,565,084
Automobiles	—	2,674,820	—	2,674,820
Building Products	—	1,516,771	3,010,146	4,526,917
Capital Markets	—	2,167,250	617,151	2,784,401
Chemicals	—	9,086,005	2,823,086	11,909,091
Commercial Services & Supplies	—	1,393,579	2,738,263	4,131,842
Communications Equipment	—	1,827,285	1,841,276	3,668,561
Containers & Packaging	—	2,839,049	—	2,839,049
Diversified Consumer Services	—	—	1,012,500	1,012,500
Diversified Financial Services	—	1,649,886	4,068,923	5,718,809
Diversified Telecommunication Services	—	944,898	—	944,898
Electric Utilities	—	465,868	914,016	1,379,884
Electrical Equipment	—	—	1,452,513	1,452,513
Electronic Equipment, Instruments & Components	—	507,421		507,421
Energy Equipment & Services	—	476,607	1,838,671	2,315,278
Food & Staples Retailing	—	954,500	5,720,892	6,675,392
Food Products	—	—	1,020,104	1,020,104
Gas Utilities	—	36,589	—	36,589
Health Care Equipment & Supplies	—	2,493,297	1,538,196	4,031,493
Health Care Providers & Services	—	3,552,006	229,195	3,781,201
Hotels, Restaurants & Leisure	—	7,880,377	6,046,563	13,926,940
Household Products	—	3,762,203	256,809	4,019,012
Industrial Conglomerates	—	3,437,500	—	3,437,500
Industrial Power Producers & Energy Traders	—	3,179,793	—	3,179,793
Insurance	—	—	5,984,903	5,984,903
Internet & Catalog Retail	—	—	871,288	871,288
IT Services	—	6,690,456	2,592,255	9,282,711
Machinery	—	1,041,901	2,580,308	3,622,209
Marine	—	2,271,828	—	2,271,828
Media	—	27,280,327	13,750,392	41,030,719
Metals & Mining	—	1,013,051	121,563	1,134,614
Multi Utilities	—	2,762,266	—	2,762,266
Multiline Retail	—	1,106,660	846,281	1,952,941
Oil, Gas & Consumable Fuels	—	4,080,967	1,813,389	5,894,356
Paper & Forest Products	—	—	200,000	200,000
Professional Services	—	—	908,656	908,656
Real Estate Management & Development	—	1,651,400	—	1,651,400
Road & Rail	—	4,890,626	1,956,355	6,846,981
Semiconductors & Semiconductor Equipment	—	2,415,263	—	2,415,263
Software	—	2,698,618	1,716,850	4,415,468
Specialty Retail	—	5,883,819	2,437,319	8,321,138
Transportation Infrastructure	—	—	1,089,225	1,089,225
Wireless Telecommunication Services	—	2,348,375	—	2,348,375
Convertible Bonds & Notes	—	—	1,869	1,869
U.S. Corporate Bonds & Notes	—	1,544,894	—	1,544,894
Short-Term Investment Securities
Registered Investment Companies	—	11,794,137	—	11,794,137
Time Deposits	—	396,000	—	396,000
Repurchase Agreement	—	6,445,000	—	6,445,000
Total	$—	$144,934,506	$74,160,720	$219,095,226

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Loans	Convertible Bonds & Notes
Balance as of 12/31/2008	$67,034,563	$—
Accrued discounts/premiums	211,807	(58,204)
Realized gain(loss)	(4,193,316)	—
Change in unrealized appreciation(depreciation)	38,026,384	(949,722)
Net purchases(sales)	(11,638,740)	1,009,795
Transfers in and/or out of Level 3	(15,281,847)	—

Balance as of 9/30/2009	$74,158,851	$1,869

See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS — September 30, 2009 — (unaudited)

Note 1. Security Valuation

The investments by the SunAmerica Senior Floating Rate Fund, Inc. (the “Fund”) in loan interests (“Loans”) are valued in accordance with guidelines established by the Board of Directors (the “Board”). Under the Fund’s current guidelines, Loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid and asked prices in the market for such Loans, as provided by a Board-approved loan pricing service. Loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a Loan at fair value, the following factors will be considered, (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the Loan, (c) recent prices in the market for similar Loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, and period until the next interest rate reset and maturity. Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price. Non-convertible bonds and debentures, other long-term debt securities, and short-term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. If a vendor quote is unavailable the securities may be priced at the mean of two independent quotes obtained from brokers. Securities for which market quotations are not readily available are valued as determined pursuant to procedures adopted in good faith by the Board. Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day. Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are fair valued, as determined pursuant to procedures adopted in good faith by the Board. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

The senior Loans in which the Fund primarily invests are generally not listed on any exchange and the secondary market for those senior Loans is comparatively illiquid relative to markets for other fixed income securities. Consequently, obtaining valuations for those Loans may be more difficult than obtaining valuations for actively traded securities. Thus, the value upon disposition on any given Loan may differ from its current valuation.

The various inputs that may be used to determine the value of the Fund’s investments are summarized in the three broad levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, quoted prices in inactive markets, etc.)

Level 3 — Significant unobservable inputs (includes inputs that reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to value the Fund’s net assets as of September 30, 2009 are reported on a schedule following the Portfolio of Investments.

Note 2. Investment Concentration

The Fund invests primarily in participations and assignments, or acts as a party to the primary lending syndicate of a Variable Rate Senior Loan interest to United States corporations, partnerships, and other entities. If the lead lender in a typical lending syndicate becomes insolvent, enters receivership or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in receiving payment, or may suffer a loss of principal and/or interest. When the Fund purchases a participation of a Senior Loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation, but not with the borrower directly. As such, the Fund assumes the credit risk of the Borrower, Selling Participant or other persons positioned between the Fund and the Borrower.

Note 3. Repurchase Agreements

As of September 30, 2009, the Fund held an undivided interest in the joint repurchase agreement with Banc of America Securities:

Fund	Percentage Ownership	Principal Amount
SunAmerica Senior Floating Rate	5.55%	6,445,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

Banc of America Securities, dated September 30, 2009, bearing interest at a rate of 0.03% per annum, with a principal amount of $116,125,000, a repurchase price of $116,125,097 and maturity date of October 1, 2009. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Bill	0.04%	12/10/09	$118,450,000	$118,440,524

Note 4. Federal Income Taxes

Unrealized appreciation and depreciation in the value of investments at September 30, 2009 for federal income tax purposes were as follows:

Cost (tax basis)	$255,149,321

Gross unrealized appreciation	$3,255,718
Gross unrealized depreciation	(39,092,983)

Net unrealized depreciation	$(35,837,265)

Note 5. Unfunded Loan Commitments

On September 30, 2009, the Fund had the following unfunded loan commitments which could be extended at the option of the Borrower:

Name	Type	Maturity Date	Amount
Aleris International, Inc.	DIP Term Loan	02/13/10	$138,983
LyondellBasell Industries	DIP Term Loan	12/15/09	187,176

ADDITIONAL INFORMATION

Additional information is available in the Fund’s Annual and Semi-annual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.

Item 2. Controls and Procedures.

(a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))), that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Senior Floating Rate Fund, Inc.

By:	/s/ John T. Genoy
John T. Genoy
President

Date:	November 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date:	November 27, 2009

By:	/s/ Donna M. Handel
Donna M. Handel
Treasurer

Date:	November 27, 2009